UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21132

Investment Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Investment Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 89.6%

Mortgage Pass-Throughs — 74.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with maturity at 2013	$1,721	$1,774,684
5.609%, with various maturities to 2037 (1)	1,184	1,179,101
6.241%, with maturity at 2022 (1)	842	844,409
6.50%, with maturity at 2019	639	674,898
7.50%, with maturity at 2017	540	581,016
8.00%, with various maturities to 2025	980	1,094,107
9.25%, with maturity at 2017	46	49,073
		$6,197,288
Federal National Mortgage Association:
5.00%, with maturity at 2014	$1,429	$1,466,329
5.483%, with maturity at 2027 (1)	1,686	1,683,277
5.50%, with various maturities to 2017	7,836	8,076,096
5.595%, with maturity at 2036 (1)	1,091	1,089,475
5.625%, with maturity at 2018 (1)	71	70,780
5.633%, with various maturities to 2035 (1)	2,212	2,206,058
5.634%, with maturity at 2036 (1)	1,238	1,236,213
5.64%, with maturity at 2018 (1)	184	182,934
6.00%, with various maturities to 2031	4,261	4,454,906
6.395%, with maturity at 2032 (1)	1,184	1,208,122
6.50%, with various maturities to 2019	4,806	5,038,018
7.00%, with various maturities to 2016	1,609	1,698,455
8.00%, with maturity at 2023	343	386,477
9.00%, with maturity at 2011	285	291,512
9.50%, with various maturities to 2022	1,832	2,071,606
9.628%, with maturity at 2018 (2)	909	1,036,335
		$32,196,593
Goverment National Mortgage Association:
6.125%, with various maturities to 2027 (1)	$1,674	$1,708,462
8.25%, with maturity at 2020	535	607,587
9.00%, with maturity at 2017	707	809,987
		$3,126,036
Total Mortgage Pass-Throughs (identified cost $40,765,391)		$41,519,917

Collateralized Mortgage Obligations — 9.6%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC, Series 1395, Class F, 4.822%, due 2022 (3)	$193	$189,029
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	50	50,327
FNMA, Series 1993-140, Class J, 6.65%, due 2013	987	996,220
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	790	829,915
FNMA, Series 2001-4, Class GA, 10.239%, due 2025 (3) (4)	521	594,258
FNMA, Series G93-17, Class FA, 4.375%, due 2023 (3)	394	402,312
FNMA, Series G93-36, Class ZQ, 6.50%, due 2023	1,818	1,923,082
FNMA, Series G97-4, Class FA, 4.831%, due 2027 (3)	354	357,780
Total Collateralized Mortgage Obligations (identified cost $5,290,629)		$5,342,923

1

Commercial Mortgage-Backed Securities — 5.5%

	Principal
	Amount
Security	(000’s omitted)	Value
GS Mortgage Securities Corp. II, Series 2001-LIB, Class A2, 6.615%, due 2016 (5)	$1,000	$1,088,871
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A2FL, 4.96%, due 2018 (3) (5)	2,000	2,005,175
		$3,094,046
Total Commercial Mortgage-Backed Securities (identified cost $3,055,242)		$3,094,046
Total Mortgage-Backed Securities (identified cost $49,111,262)		$49,956,886

Short-Term Investments — 16.9%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (6)	$9,415	$9,415,062
Total Short-Term Investments (identified cost $9,415,062)		$9,415,062
Total Investments — 106.5% (identified cost $58,526,324)		$59,371,948
Other Assets, Less Liabilities — (6.5)%		$(3,628,123)
Net Assets — 100.0%		$55,743,825

FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)

(1)		Adjustable rate mortgage.
(2)		Weighted average fixed-rate coupon that changes/updates monthly.
(3)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2008.
(4)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $3,094,046 or 5.6% of the Portfolio’s net assets.

(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $52,428.

A summary of financial instruments at January 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	30 U.S. Treasury Note	Long	$3,394,052	$3,501,563	$107,511

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,712,720
Gross unrealized appreciation	$881,516
Gross unrealized depreciation	(222,288)
Net unrealized appreciation	$659,228

See notes to financial statements

2

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	March 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	March 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 15, 2008